Income Taxes - Summary of Reconciliation of the Statutory Federal Income Tax Rate to the Company's Effective Tax Rate (Detail) - Bird Rides [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal statutory income tax rate					21.00%	21.00%
Stock-based compensation					(0.37%)	(0.23%)
Valuation allowance					(22.93%)	(21.56%)
Foreign Rate Differential					1.92%	0.75%
Cumulative Translation Adjustment					1.04	0.00
Other					(0.69%)	(0.03%)
Effective income tax rate	0.05%	0.03%	0.07%	0.03%	(0.03%)	(0.07%)